Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011
Numerator:
Profit (Loss) for the year attributable to owners	$ (232,950)	$ 57,757	$ 72,415
Denominator:
Weighted average number of shares used in basic EPS	60,668,185	60,217,523	60,612,230
Earnings (Losses) after tax per share (US$) – basic	$ (3.84)	$ 0.96	$ 1.19
Weighted average number of shares used in basic EPS	60,668,185	60,217,523	60,612,230
Stock awards at US$ 0.001	0	2,433,126	4,758,552
Weighted average number of common shares for the purposes of diluted earnings per shares	60,668,185	62,650,649	65,370,782
Earnings (Losses) after tax per share (US$) – diluted	$ (3.84)	$ 0.92	$ 1.11
Par value per share	$ 0.001	$ 0.001		$ 0.001
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	974,159